CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Common Stock [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] CNY	Statutory Reserves [Member] USD ($)	Statutory Reserves [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY	Sub-total [Member] USD ($)	Sub-total [Member] CNY
Balance at Dec. 31, 2009		1,712,486	$ 0		2,381,377		76,953		(78,309)		(667,535)		0		1,712,486
Balance (in shares) at Dec. 31, 2009			125,160,000
Comprehensive income:
Net Income (loss)		(59,171)	0		0		0		0		(59,171)		0		(59,171)
Foreign currency translation adjustments		(16,838)	0		0		0		(16,838)		0		0		(16,838)
Effective portion of loss on cash flow hedges		0
Unrealised holding gain (loss) on marketable securities		0
Defined benefit plan actuarial gains and losses		0
Total comprehensive Income/(loss)		(76,009)											0		(76,009)
Repurchase of shares (Note 16)		(182,554)	0		(182,554)		0		0		0		0		(182,554)
Repurchase of shares (Note 16) (in shares)			(14,393,400)
Share based compensation		9,835	0		9,835		0		0		0		0		9,835
Reverse statutory reserves due to disposal of P3A		0	0		76,953		(76,953)		0		0				0
Provision for statutory reserve		0	0		0		237		0		(237)		0		0
Balance at Dec. 31, 2010		1,463,758	0		2,285,611		237		(95,147)		(726,943)		0		1,463,758
Balance (in shares) at Dec. 31, 2010			110,766,600
Comprehensive income:
Net Income (loss)		10,989	0		0		0		0		18,367		(7,378)		18,367
Foreign currency translation adjustments		1,514	0		0		0		(11,106)		0		12,620		(11,106)
Effective portion of loss on cash flow hedges		(14,257)			0		0		(5,786)		0		(8,471)		(5,786)
Unrealised holding gain (loss) on marketable securities		0
Defined benefit plan actuarial gains and losses		(6,983)			0		0		(2,834)		0		(4,149)		(2,834)
Total comprehensive Income/(loss)		(8,737)	0		0		0		0		0		(7,378)		(1,359)
Share issue related cost		190,008	0		(17,828)		0		0		0		207,836		(17,828)
Share based compensation		3,709	0		3,709		0		0		0		0		3,709
Noncontrolling interest and accumulated other comprehensive loss through acquisition of PGW		996,345	0		0		0		(8,552)		0		1,004,897		(8,552)
Balance at Jun. 30, 2011		2,645,083			2,271,492		237		(123,425)		(708,576)		1,205,355		1,439,728
Balance (in shares) at Jun. 30, 2011			110,766,600
Comprehensive income:
Net Income (loss)		68,666	0		0		0		0		(15,982)		84,648		(15,982)
Foreign currency translation adjustments		64,430	0		(1,101)		0		40,562		0		24,969		39,461
Effective portion of loss on cash flow hedges		(864)	0		0		0		(351)		0		(513)		(351)
Unrealised holding gain (loss) on marketable securities		0
Defined benefit plan actuarial gains and losses		(41,160)	0		0		0		(16,704)		0		(24,456)		(16,704)
Total comprehensive Income/(loss)		91,072											84,648		6,424
Share based compensation		4,630	0		4,630		0		0		0		0		4,630
Provision for statutory reserve		0					597				(597)		0		0
Increase of additional paid in capital		78	0		78		0		0		0		0		78
Dividend paid to non-controlling interest (RMB4,123) and impact to non-controlling interest arising from settlement of intercompany financial instruments (Note 3)		(157,759)	0		0		0		1,240		(3,085)		(155,914)		(1,845)
Balance at Jun. 30, 2012		2,583,104			2,275,099		834		(98,678)		(728,240)		1,134,089		1,449,015
Balance (in shares) at Jun. 30, 2012			110,766,600
Comprehensive income:
Net Income (loss)	(201,891)	(1,239,087)	0		0		0		0		(849,041)		(390,046)		(849,041)
Foreign currency translation adjustments	(13,167)	(80,808)	0		(2,787)		0		(77,169)		(151)		(701)		(80,107)
Effective portion of loss on cash flow hedges	(592)	(3,632)	0		0		0		(1,474)		0		(2,158)		(1,474)
Unrealised holding gain (loss) on marketable securities	3,346	20,534	0		0		0		8,333		0		12,201		8,333
Defined benefit plan actuarial gains and losses	3,762	23,088	0		0		0		9,370		0		13,718		9,370
Total comprehensive Income/(loss)	(208,542)	(1,279,905)											(366,986)		(912,919)
Share based compensation		858	0		858		0		0		0				858
Provision for statutory reserve		0	0		0		472		0		(472)		0		0
Buy out of non-controlling interest		(10,923)			(1,472)		0		0		0		(9,451)		(1,472)
Noncontrolling interest and accumulated other comprehensive loss through acquisition of PGW													0
Dividend paid to non-controlling interest (RMB4,123) and impact to non-controlling interest arising from settlement of intercompany financial instruments (Note 3)		(46,610)			0		0		0		0		(46,610)		0
Balance at Jun. 30, 2013	$ 203,103	1,246,524	$ 0	$ 370,140	2,271,698	$ 213	1,306	$ (26,007)	(159,618)	$ (257,097)	(1,577,904)	$ 115,854	711,042	$ 87,249	535,482
Balance (in shares) at Jun. 30, 2013			110,766,600